Deferred Revenue - Schedule of Non-Refundable Entrance Fees (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Nonrefundable Entrance Fees [Roll Forward]
Opening balance			$ 669,528	$ 615,723	$ 615,723
Additions			75,631		152,717
Acquisitions			5,362
Amortization	$ 28,000	$ 24,000	55,010	47,658	98,912	$ 88,995
Closing balance	695,511		$ 695,511		$ 669,528	$ 615,723
Proceeds from nonrefundable entrance fees	$ 41,000	$ 43,000		$ 71,000